Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 36,345	$ 20,403
Long-term investment	1,079	0
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	36,345
Derivative instruments asset - hedging	1,449
Long-term investment	1,079
Total financials assets	38,873	20,403
Recurring basis | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,437	1,344
Recurring basis | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,490	718
Recurring basis | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	29,418	18,341
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,437
Derivative instruments asset - hedging	0
Long-term investment	0
Total financials assets	1,437	1,344
Recurring basis | Level 1 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,437	1,344
Recurring basis | Level 1 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 1 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	34,908
Derivative instruments asset - hedging	1,449
Long-term investment	0
Total financials assets	36,357	19,059
Recurring basis | Level 2 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 2 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,490	718
Recurring basis | Level 2 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	29,418	18,341
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0
Derivative instruments asset - hedging	0
Long-term investment	1,079
Total financials assets	1,079	0
Recurring basis | Level 3 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 3 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 3 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 0	$ 0